Commitments And Contingencies (Schedule Of Annual Minimum Future Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies [Abstract]
2014	$ 1,203
2015	1,027
2016	733
2017	575
2018	268
Total operating leases	$ 3,806